UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUAY 28, 2013

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATE FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48471-0413                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
February 28, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (26.9%)

             COMMON STOCKS (21.9%)

             CONSUMER DISCRETIONARY (1.9%)
             -----------------------------
             ADVERTISING (0.1%)
    12,480   Omnicom Group, Inc.                                           $      718
                                                                           ----------
             APPAREL RETAIL (0.2%)
    35,300   Ross Stores, Inc.                                                  2,046
                                                                           ----------
             CABLE & SATELLITE (0.3%)
    73,620   Comcast Corp. "A"                                                  2,929
                                                                           ----------
             GENERAL MERCHANDISE STORES (0.1%)
    18,100   Target Corp.                                                       1,140
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.3%)
    69,700   Lowe's Companies, Inc.                                             2,659
                                                                           ----------
             HOMEFURNISHING RETAIL (0.2%)
    25,010   Bed Bath & Beyond, Inc.*                                           1,419
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.5%)
    13,000   Hyatt Hotels Corp. "A"*                                              534
   104,500   Royal Caribbean Cruises Ltd.                                       3,644
                                                                           ----------
                                                                                4,178
                                                                           ----------
             INTERNET RETAIL (0.1%)
     2,400   Amazon.com, Inc.*                                                    634
                                                                           ----------
             SPECIALTY STORES (0.1%)
    15,800   PetSmart, Inc.                                                     1,029
                                                                           ----------
             Total Consumer Discretionary                                      16,752
                                                                           ----------
             CONSUMER STAPLES (1.9%)
             -----------------------
             DRUG RETAIL (0.4%)
    63,530   CVS Caremark Corp.                                                 3,248
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.2%)
    28,000   Procter & Gamble Co.                                               2,133
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    38,900   Wal-Mart Stores, Inc.                                              2,753
                                                                           ----------
             PACKAGED FOODS & MEAT (0.1%)
    26,000   Green Mountain Coffee Roasters, Inc.*                              1,242
                                                                           ----------
             SOFT DRINKS (0.5%)
    57,900   PepsiCo, Inc.                                                      4,387
                                                                           ----------
             TOBACCO (0.4%)
    37,960   Philip Morris International, Inc.                                  3,483
                                                                           ----------
             Total Consumer Staples                                            17,246
                                                                           ----------

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ENERGY (2.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    35,600   Peabody Energy Corp.                                          $      767
                                                                           ----------
             INTEGRATED OIL & GAS (1.4%)
    37,330   Chevron Corp.                                                      4,373
    37,110   Exxon Mobil Corp.                                                  3,323
    58,270   Occidental Petroleum Corp.                                         4,798
                                                                           ----------
                                                                               12,494
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
    57,640   Halliburton Co.                                                    2,393
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    17,600   Apache Corp.                                                       1,307
    19,000   Southwestern Energy Co.*                                             651
                                                                           ----------
                                                                                1,958
                                                                           ----------
             Total Energy                                                      17,612
                                                                           ----------
             FINANCIALS (3.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    11,000   BlackRock, Inc.                                                    2,637
    19,000   State Street Corp.                                                 1,075
                                                                           ----------
                                                                                3,712
                                                                           ----------
             CONSUMER FINANCE (0.5%)
    83,500   Capital One Financial Corp.                                        4,261
                                                                           ----------
             DIVERSIFIED BANKS (0.3%)
    78,440   Wells Fargo & Co.                                                  2,752
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.3%)
    71,000   MetLife, Inc.                                                      2,516
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    85,533   Citigroup, Inc.                                                    3,590
    80,800   JPMorgan Chase & Co.                                               3,953
                                                                           ----------
                                                                                7,543
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
    12,560   Berkshire Hathaway, Inc. "B"*                                      1,283
    13,640   Travelers Companies, Inc.                                          1,097
                                                                           ----------
                                                                                2,380
                                                                           ----------
             REGIONAL BANKS (0.7%)
    63,900   BB&T Corp.                                                         1,940
   102,030   CIT Group, Inc.*                                                   4,271
                                                                           ----------
                                                                                6,211
                                                                           ----------
             SPECIALIZED FINANCE (0.1%)
     9,100   IntercontinentalExchange, Inc.*                                    1,409
                                                                           ----------
             Total Financials                                                  30,784
                                                                           ----------
             HEALTH CARE (3.7%)
             ------------------
             BIOTECHNOLOGY (0.2%)
     5,750   Celgene Corp.*                                                       593
    38,000   Gilead Sciences, Inc.*                                             1,623
                                                                           ----------
                                                                                2,216
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.3%)
    58,600   Cardinal Health, Inc.                                              2,708
                                                                           ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (0.3%)
    14,550   Abbott Laboratories                                           $      492
    59,700   Hologic, Inc.*                                                     1,303
    15,000   Varian Medical Systems, Inc.*                                      1,059
                                                                           ----------
                                                                                2,854
                                                                           ----------
             HEALTH CARE SERVICES (0.2%)
    31,120   Express Scripts Holdings Co.*                                      1,771
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    46,491   Thermo Fisher Scientific, Inc.                                     3,431
                                                                           ----------
             MANAGED HEALTH CARE (0.2%)
    33,500   UnitedHealth Group, Inc.                                           1,791
                                                                           ----------
             PHARMACEUTICALS (2.1%)
    87,050   AbbVie, Inc.                                                       3,214
    70,940   Johnson & Johnson                                                  5,399
    89,670   Merck & Co., Inc.                                                  3,832
   222,500   Pfizer, Inc.                                                       6,090
                                                                           ----------
                                                                               18,535
                                                                           ----------
             Total Health Care                                                 33,306
                                                                           ----------

             INDUSTRIALS (2.0%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
    14,000   Boeing Co.                                                         1,076
    36,230   United Technologies Corp.                                          3,281
                                                                           ----------
                                                                                4,357
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.6%)
    44,500   Expeditors International of Washington, Inc.                       1,729
    39,330   United Parcel Service, Inc. "B"                                    3,250
                                                                           ----------
                                                                                4,979
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     7,830   Caterpillar, Inc.                                                    723
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    47,800   Danaher Corp.                                                      2,945
   117,490   General Electric Co.                                               2,728
                                                                           ----------
                                                                                5,673
                                                                           ----------
             INDUSTRIAL MACHINERY (0.2%)
    24,000   Stanley Black & Decker, Inc.                                       1,889
                                                                           ----------
             Total Industrials                                                 17,621
                                                                           ----------
             INFORMATION TECHNOLOGY (5.1%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
    70,600   Adobe Systems, Inc.*                                               2,775
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (1.6%)
   242,990   Cisco Systems, Inc.                                                5,067
    62,500   Motorola Solutions, Inc.                                           3,888
    77,300   QUALCOMM, Inc.                                                     5,073
                                                                           ----------
                                                                               14,028
                                                                           ----------
             COMPUTER HARDWARE (0.5%)
    10,390   Apple, Inc.                                                        4,586
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   128,210   EMC Corp.*                                                         2,950
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (1.0%)
   120,000   Facebook, Inc. "A"*                                                3,270

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     5,670   Google, Inc. "A"*                                             $    4,543
    50,000   Yahoo! Inc.*                                                       1,065
                                                                           ----------
                                                                                8,878
                                                                           ----------
             SEMICONDUCTORS (0.5%)
    47,000   Broadcom Corp. "A"                                                 1,603
    79,890   Intel Corp.                                                        1,666
    16,000   Maxim Integrated Products, Inc.                                      499
    16,000   Texas Instruments, Inc.                                              550
                                                                           ----------
                                                                                4,318
                                                                           ----------
             SYSTEMS SOFTWARE (0.9%)
   205,880   Microsoft Corp.                                                    5,724
    83,230   Oracle Corp.                                                       2,851
                                                                           ----------
                                                                                8,575
                                                                           ----------
             Total Information Technology                                      46,110
                                                                           ----------
             MATERIALS (1.0%)
             ----------------
             DIVERSIFIED CHEMICALS (0.1%)
    21,000   E.I. du Pont de Nemours and Co.                                    1,006
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    28,660   Monsanto Co.                                                       2,896
                                                                           ----------
             GOLD (0.2%)
    34,000   Allied Nevada Gold Corp.*                                            622
    46,200   AuRico Gold, Inc.*                                                   291
    11,700   Newmont Mining Corp.                                                 471
     7,900   Royal Gold, Inc.                                                     518
                                                                           ----------
                                                                                1,902
                                                                           ----------
             PAPER PACKAGING (0.2%)
    30,000   Bemis Co., Inc.                                                    1,120
                                                                           ----------
             PAPER PRODUCTS (0.2%)
    40,700   International Paper Co.                                            1,791
                                                                           ----------
             Total Materials                                                    8,715
                                                                           ----------

             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    43,899   AT&T, Inc.                                                         1,576
    47,000   CenturyLink, Inc.                                                  1,630
                                                                           ----------
                                                                                3,206
                                                                           ----------
             Total Telecommunication Services                                   3,206
                                                                           ----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    32,201   Xcel Energy, Inc.                                                    924
                                                                           ----------
             GAS UTILITIES (0.1%)
    24,580   ONEOK, Inc.                                                        1,106
                                                                           ----------
             MULTI-UTILITIES (0.3%)
    50,000   CenterPoint Energy, Inc.                                           1,071
    50,081   CMS Energy Corp.                                                   1,333
                                                                           ----------
                                                                                2,404
                                                                           ----------
             Total Utilities                                                    4,434
                                                                           ----------
             Total Common Stocks (cost: $169,440)                             195,786
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                                         MARKET
$(000)/                                                                         VALUE
SHARES       SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             PREFERRED STOCKS (1.5%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    34,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(a)                                    $    3,686
                                                                           ----------
             ENERGY (0.9%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     6,000   Chesapeake Energy Corp., 5.75%, perpetual(a)                       6,211
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     1,900   Kinder Morgan G.P., Inc.(a)                                        1,612
                                                                           ----------
             FINANCIALS (0.2%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        30   International Lease Finance Corp., 0.39%, perpetual(b)             1,920
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000   Syncora Holdings Ltd.(b)                                              --
                                                                           ----------
             Total Financials                                                   1,920
                                                                           ----------
             Total Preferred Stocks (cost: $13,601)                            13,429
                                                                           ----------
             EXCHANGE-TRADED FUNDS (3.5%)
   101,097   iShares Russell 2000 Index Fund                                    9,145
   205,579   iShares S&P MidCap 400 Index Fund                                 22,620
                                                                           ----------
             Total Exchange-Traded Funds (cost: $29,688)                       31,765
                                                                           ----------
             Total U.S. Equity Securities(cost: $212,729)                     240,980
                                                                           ----------
             INTERNATIONAL EQUITY SECURITIES (21.7%)

             COMMON STOCKS (2.0%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    30,500   Adidas AG ADR                                                      1,398
                                                                           ----------
             CONSUMER STAPLES (0.5%)
             -----------------------
             BREWERS (0.2%)
    18,000   Anheuser-Busch InBev NV ADR                                        1,692
                                                                           ----------
             PACKAGED FOODS & MEAT (0.3%)
    80,610   Unilever N.V.                                                      3,137
                                                                           ----------
             Total Consumer Staples                                             4,829
                                                                           ----------
             ENERGY (0.4%)
             -------------
             OIL & GAS DRILLING (0.1%)
    27,000   Transocean Ltd.                                                    1,412
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
    33,750   Schlumberger Ltd.                                                  2,628
                                                                           ----------
             Total Energy                                                       4,040
                                                                           ----------

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INDUSTRIALS (0.7%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    63,500   Eaton Corp. plc                                               $    3,935
                                                                           ----------
             RAILROADS (0.3%)
    18,700   Canadian Pacific Railway Ltd.                                      2,272
                                                                           ----------
             Total Industrials                                                  6,207
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    54,400   Vodafone Group plc ADR                                             1,368
                                                                           ----------
             Total Common Stocks (cost: $16,116)                               17,842
                                                                           ----------
             PREFERRED STOCKS (0.0%)

             FINANCIALS (0.0%)
             -----------------
             REINSURANCE (0.0%)
     1,500   American Overseas Group Ltd., 7.50%, non-cumulative,
               perpetual, acquired 1/23/2007 - 3/09/2007;
               cost $1,533(b),(c)                                                 375
                                                                           ----------
             Total Preferred Stocks (cost: $1,533)                                375
                                                                           ----------

             EXCHANGE-TRADED FUNDS (19.7%)
 1,832,997   iShares MSCI EAFE Index Fund                                     106,644
   250,000   iShares MSCI EMU Index Fund                                        8,280
 1,083,306   Vanguard MSCI Emerging Markets ETF                                47,102
   345,544   WisdomTree Japan Hedged Equity Index Fund                         14,147
                                                                           ----------
             Total Exchange-Traded Funds (cost: $176,293)                     176,173
                                                                           ----------
             Total International Equity Securities(cost: $193,942)            194,390
                                                                           ----------

             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.9%)

             GOLD (1.0%)

             AFRICAN GOLD COMPANIES (0.1%)
    15,356   AngloGold Ashanti Ltd. ADR                                           372
    38,700   Gold Fields Ltd. ADR                                                 321
                                                                           ----------
                                                                                  693
                                                                           ----------
             AUSTRALIAN GOLD COMPANIES (0.1%)
    31,200   Newcrest Mining Ltd.                                                 714
                                                                           ----------
             EUROPEAN GOLD COMPANIES (0.1%)
     7,600   Randgold Resources Ltd. ADR                                          630
                                                                           ----------
             NORTH AMERICAN GOLD COMPANIES (0.6%)
    10,500   Agnico-Eagle Mines Ltd.                                              420
    38,400   Alamos Gold, Inc.                                                    538
    13,900   Barrick Gold Corp.                                                   420
    54,000   Centerra Gold, Inc.                                                  351
    95,000   Dundee Precious Metals, Inc.*                                        728
    39,900   Eldorado Gold Corp.                                                  392
    18,800   Goldcorp, Inc.                                                       610
   130,000   Harmony Gold Mining Co. Ltd. ADR                                     803
    90,000   IAMGOLD Corp.                                                        607
    55,400   Kinross Gold Corp.                                                   422
    68,700   Osisko Mining Corp.*                                                 398

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
    91,400   Semafo, Inc.                                                                 $      252
    30,800   Yamana Gold, Inc.                                                                   453
                                                                                          ----------
                                                                                               6,394
                                                                                          ----------

             SOUTH AMERICAN GOLD COMPANIES (0.1%)
    29,000   Compania de Minas Buenaventura S.A. ADR                                             743
     9,675   Sibanye Gold Ltd. ADR                                                                55
                                                                                          ----------
                                                                                                 798
                                                                                          ----------
             Total Gold(cost: $11,185)                                                         9,229
                                                                                          ----------
             SILVER (0.3%)
    43,100   Pan American Silver Corp.                                                           711
    24,300   Silver Wheaton Corp.                                                                769
    45,000   Tahoe Resources, Inc.*                                                              680
                                                                                          ----------
             Total Silver(cost: $2,055)                                                        2,160
                                                                                          ----------
             EXCHANGE-TRADED FUNDS (0.6%)
    35,025   SPDR Gold Trust*                                                                  5,357
                                                                                          ----------
             Total Exhange-Traded Funds(cost: $6,007)                                          5,357
                                                                                          ----------
             Total Precious Metals and Commodity - Related
                Securities(cost: $19,247)                                                     16,746
                                                                                          ----------
             GLOBAL REAL ESTATE EQUITY SECURITIES (0.5%)

             PREFERRED STOCKS (0.5%)

             REITs - OFFICE (0.5%)
             ---------------------
    67,000   CommonWealth REIT, 6.50%, perpetual                                               1,580
   130,027   CommonWealth REIT, Series E, 7.25%, cumulative redeemable,
                perpetual                                                                      3,310
                                                                                          ----------
             Total REITs - Office                                                              4,890
                                                                                          ----------
             Total Preferred Stocks                                                            4,890
                                                                                          ----------
             Total Global Real Estate Equity Securities(cost: $4,885)                          4,890
                                                                                          ----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE       MATURITY
----------------------------------------------------------------------------------------------------
             BONDS (45.8%)

             CORPORATE OBLIGATIONS (19.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CASINOS & GAMING (0.1%)
$    1,000   Marina District Finance Co., Inc.                 9.88%       8/15/2018           1,032
                                                                                          ----------
             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
       900   Chiquita Brands International, Inc. (a)           7.88        2/01/2021             918
                                                                                          ----------
             ENERGY (3.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
       900   Arch Coal, Inc. (a)                               9.88        6/15/2019             893
                                                                                          ----------
             INTEGRATED OIL & GAS (0.1%)
       900   Northern Tier Energy, LLC (a)                     7.13       11/15/2020             945
                                                                                          ----------

================================================================================

7  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
$      800   Alta Mesa Holdings, LP                             9.63%       10/15/2018      $      840
       918   GMX Resources, Inc.                               11.00        12/01/2017             831
       900   Halcon Resources Corp. (a)                         8.88         5/15/2021             972
       800   NFR Energy, LLC (d)                                8.75        12/31/2018             815
       900   Quicksilver Resources, Inc.                       11.75         1/01/2016             909
     4,540   Quicksilver Resources, Inc.                        7.13         4/01/2016           3,700
       900   Samson Investment Co. (d)                          6.00         9/25/2018             911
                                                                                            ----------
                                                                                                 8,978
                                                                                            ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.8%)
     3,059   Enbridge Energy Partners, LP                       8.05        10/01/2037           3,460
       800   Enterprise Products Operating, LP                  7.00         6/01/2067             861
       800   Martin Midstream Partners, LP (a)                  7.25         2/15/2021             812
       156   NuStar Logistics, LP                               7.63         1/15/2043           4,184
       900   Sabine Pass Liquefaction, LP (a)                   5.63         2/01/2021             930
     6,900   Southern Union Co.                                 3.32 (e)    11/01/2066           6,055
                                                                                            ----------
                                                                                                16,302
                                                                                            ----------
             Total Energy                                                                       27,118
                                                                                            ----------
             FINANCIALS (11.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     1,000   KKR Group Financial Co. II (a)                     5.50         2/01/2043             988
     6,800   State Street Capital Trust IV                      1.31 (e)     6/15/2037           5,491
                                                                                            ----------
             Total Asset Management & Custody Banks                                              6,479
                                                                                            ----------
             CONSUMER FINANCE (0.4%)
     3,500   American Express Co. (f)                           6.80         9/01/2066           3,767
                                                                                            ----------
             DIVERSIFIED BANKS (0.1%)
       600   Compass Bank                                       6.40        10/01/2017             655
                                                                                            ----------
             LIFE & HEALTH INSURANCE (2.5%)
       167   Delphi Financial Group, Inc.                       7.38         5/15/2037           4,196
     4,000   Great-West Life & Annuity Insurance Co. (a),(f)    7.15         5/16/2046           4,150
     3,300   Lincoln National Corp.                             7.00         5/17/2066           3,374
     2,000   Principal Financial Global Fund, LLC               0.83 (e)     1/10/2031           1,572
     3,400   Prudential Financial, Inc.                         5.63         6/15/2043           3,553
     5,650   StanCorp Financial Group, Inc. (f)                 6.90         6/01/2067           5,749
                                                                                            ----------
                                                                                                22,594
                                                                                            ----------
             MULTI-LINE INSURANCE (2.0%)
     7,000   Genworth Financial, Inc.                           6.15        11/15/2066           6,169
     7,000   Glen Meadow (a)                                    6.51         2/12/2067           6,650
     5,000   Nationwide Mutual Insurance Co. (a)                5.81        12/15/2024           5,050
                                                                                            ----------
                                                                                                17,869
                                                                                            ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     3,000   General Electric Capital Trust I                   6.38        11/15/2067           3,169
     1,000   ILFC E-Capital Trust I (a)                         4.54 (e)    12/21/2065             865
     2,000   ILFC E-Capital Trust II (a)                        6.25        12/21/2065           1,870
     2,100   JPMorgan Chase Capital XIII                        1.26 (e)     9/30/2034           1,740
     2,500   JPMorgan Chase Capital XXI                         1.25 (e)     2/02/2037           1,963
                                                                                            ----------
                                                                                                 9,607
                                                                                            ----------
             PROPERTY & CASUALTY INSURANCE (2.3%)
     4,000   Allstate Corp. (f)                                 6.13         5/15/2037           4,260
     3,000   BNSF Funding Trust I (f)                           6.61        12/15/2055           3,424
     4,375   HSB Group, Inc.                                    1.21 (e)     7/15/2027           3,670
     2,500   Ironshore Holdings, Inc. (a),(f)                   8.50         5/15/2020           2,865
     2,300   Progressive Corp.                                  6.70         6/15/2037           2,541
     1,000   RLI Corp. (f)                                      5.95         1/15/2014           1,036
     2,500   Travelers Companies, Inc.                          6.25         3/15/2037           2,662
                                                                                            ----------
                                                                                                20,458
                                                                                            ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (1.8%)
$    1,000   Allfirst Preferred Capital Trust                   1.80%(e)     7/15/2029      $      810
     1,000   Cullen/Frost Bankers, Inc. (f)                     0.82 (e)     2/15/2017             965
     1,000   Emigrant Bancorp, Inc. (a)                         6.25         6/15/2014             960
       500   First Empire Capital Trust I                       8.23         2/01/2027             508
       700   First Hawaiian Capital I                           8.34         7/01/2027             715
     2,850   First Maryland Capital Trust I                     1.30 (e)     1/15/2027           2,337
     2,500   First Tennessee Bank, N.A.                         5.65         4/01/2016           2,749
     2,400   Fulton Capital Trust I                             6.29         2/01/2036           2,411
     2,000   Huntington Capital II "B"                          0.93 (e)     6/15/2028           1,570
     2,000   Manufacturers & Traders Trust Co.                  5.63        12/01/2021           2,050
     1,000   Susquehanna Bancshares, Inc.                       2.12 (e)     5/01/2014             981
                                                                                            ----------
                                                                                                16,056
                                                                                            ----------
             REINSURANCE (0.1%)
     1,000   Alterra Finance, LLC                               6.25         9/30/2020           1,144
                                                                                            ----------
             REITs - MORTGAGE (0.1%)
       889   Walter Investment Management Corp. (d)             5.75        11/28/2017             903
                                                                                            ----------
             REITs - RETAIL (0.1%)
     1,000   New Plan Excel Realty Trust, Inc.                  7.68        11/02/2026             976
                                                                                            ----------
             Total Financials                                                                  100,508
                                                                                            ----------
             HEALTH CARE (0.1%)
             ------------------
             HEALTH CARE FACILITIES (0.1%)
       900   IASIS Healthcare, LLC                              8.38         5/15/2019             931
                                                                                            ----------
             INDUSTRIALS (0.5%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     3,000   Textron Financial Corp. (a)                        6.00         2/15/2067           2,760
                                                                                            ----------
             AIRLINES (0.2%)
       926   America West Airlines, Inc. Pass-Through Trust
                (INS)                                           7.93         1/02/2019           1,019
       801   United Air Lines, Inc. Pass-Through Trust (a)     12.00         7/15/2017             889
                                                                                            ----------
                                                                                                 1,908
                                                                                            ----------
             Total Industrials                                                                   4,668
                                                                                            ----------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       900   First Data Corp. (a)                               6.75        11/01/2020             928
                                                                                            ----------
             SEMICONDUCTORS (0.4%)
     3,000   Intel Corp. (a)                                    3.25         8/01/2039           3,555
                                                                                            ----------
             Total Information Technology                                                        4,483
                                                                                            ----------
             MATERIALS (0.1%)
             ----------------
             STEEL (0.1%)
       900   Atkore International, Inc. (a)                     9.88         1/01/2018             997
                                                                                            ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
       126   Qwest Corp.                                        7.50         9/15/2051           3,417
                                                                                            ----------
             UTILITIES (3.1%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
     1,800   FPL Group Capital, Inc.                            6.35        10/01/2066           1,919
     1,750   FPL Group Capital, Inc.                            6.65         6/15/2067           1,874

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
$    1,000   FPL Group Capital, Inc.                            7.30%        9/01/2067      $    1,131
     3,012   PPL Capital Funding, Inc.                          6.70         3/30/2067           3,203
     7,596   Texas Competitive Electric Holdings Co., LLC (d)   4.73        10/10/2017           5,210
                                                                                            ----------
                                                                                                13,337
                                                                                            ----------
             MULTI-UTILITIES (1.6%)
     2,500   Dominion Resources, Inc. (f)                       7.50         6/30/2066           2,777
     1,500   Dominion Resources, Inc.                           2.61 (e)     9/30/2066           1,411
     2,042   Integrys Energy Group, Inc. (f)                    6.11        12/01/2066           2,166
     3,825   Puget Sound Energy, Inc.                           6.97         6/01/2067           4,178
     3,000   Wisconsin Energy Corp.                             6.25         5/15/2067           3,260
                                                                                            ----------
                                                                                                13,792
                                                                                            ----------
             Total Utilities                                                                    27,129
                                                                                            ----------
             Total Corporate Obligations (cost: $152,279)                                      171,201
                                                                                            ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (7.9%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
     1,000   Fage USA Dairy Industry, Inc. (a)                  9.88         2/01/2020           1,102
       275   JBS S.A.                                          10.50         8/04/2016             319
                                                                                            ----------
             Total Packaged Foods & Meat                                                         1,421
                                                                                            ----------
             Total Consumer Staples                                                              1,421
                                                                                            ----------
             ENERGY (0.4%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     3,500   TransCanada Pipelines Ltd. (f)                     6.35         5/15/2067           3,740
                                                                                            ----------
             FINANCIALS (6.2%)
             -----------------
             DIVERSIFIED BANKS (2.2%)
     8,030   Barclays Bank plc                                  0.69 (e)             -(g)        4,376
       350   Barclays Bank plc                                  0.69 (e)             -(g)          181
       500   Barclays Bank plc                                  0.75 (e)             -(g)          260
       900   Barclays Bank plc (a)                              7.70 (e)             -(g)          959
     2,000   HSBC Bank plc                                      0.61 (e)             -(g)        1,130
     9,500   HSBC Bank plc                                      0.75 (e)             -(g)        5,538
     1,000   LBI hf, acquired 10/12/2007; cost
               $1,000(a),(b),(c),(h)                            7.43                 -(g)           -
     1,800   Lloyds TSB Bank plc                                0.56 (e)             -(g)          891
     5,200   Royal Bank of Scotland Group plc                   9.50 (e)     3/16/2022           6,152
                                                                                            ----------
                                                                                                19,487
                                                                                            ----------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
     3,000   Deutsche Bank Capital Trust IV (f)                 4.59 (e)             -(g)        2,415
                                                                                            ----------
             MULTI-LINE INSURANCE (1.7%)
     2,500   AXA S.A.                                           2.12 (e)             -(g)        1,600
     8,641   AXA S.A.                                           2.25 (e)             -(g)        5,876
     8,400   Oil Insurance Ltd. (a)                             3.29 (e)             -(g)        7,806
                                                                                            ----------
             Total Multi-Line Insurance                                                         15,282
                                                                                            ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
       176   ING Groep N.V.                                     7.38                 -(g)        4,489
                                                                                            ----------
             PROPERTY & CASUALTY INSURANCE (0.7%)
     2,880   QBE Capital Funding III, LP (a)                    7.25         5/24/2041           3,014
     3,000   QBE Insurance Group Ltd. (a)                       5.65         7/01/2023           2,987
                                                                                            ----------
                                                                                                 6,001
                                                                                            ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (0.0%)
$    2,000   Glitnir Banki hf, acquired 9/11/2006 -
               10/18/2006; cost $2,034(a),(b),(c),(h)           7.45%                -(g)   $       --
                                                                                            ----------
             REINSURANCE (0.8%)
     1,500   Max USA Holdings Ltd. (a)                          7.20         4/14/2017           1,580
     1,500   Platinum Underwriters Finance, Inc. (f)            7.50         6/01/2017           1,673
     4,000   Swiss Re Capital I, LP (a)                         6.85                 -(g)        4,250
                                                                                            ----------
                                                                                                 7,503
                                                                                            ----------
             Total Financials                                                                   55,177
                                                                                            ----------
             INDUSTRIALS (0.5%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.5%)
     4,050   Hutchison Whampoa Ltd. (a)                         6.00                 -(g)        4,333
                                                                                            ----------
             MATERIALS (0.1%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
     1,000   Cemex Espana Luxembourg (a)                        9.88 (e)     4/30/2019           1,148
                                                                                            ----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     4,500   Electricite De France S.A. (a)                     5.25                 -(g)        4,439
                                                                                            ----------
             Total Eurodollar and Yankee Obligations (cost: $67,577)                            70,258
                                                                                            ----------
             ASSET-BACKED SECURITIES (0.2%)

             FINANCIALS (0.2%)
             -----------------
             ASSET-BACKED FINANCING (0.2%)
     2,000   SLM Student Loan Trust                             0.75 (e)     7/15/2036           1,392
       725   SLM Student Loan Trust                             0.85 (e)    10/25/2038             584
                                                                                            ----------
                                                                                                 1,976
                                                                                            ----------
             Total Financials                                                                    1,976
                                                                                            ----------
             Total Asset-Backed Securities (cost: $2,056)                                        1,976
                                                                                            ----------
             COMMERCIAL MORTGAGE SECURITIES (9.7%)

             FINANCIALS (9.7%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.7%)
     1,000   Banc of America Commercial Mortgage, Inc.          5.26        11/10/2042           1,005
     3,238   Banc of America Commercial Mortgage, Inc.          5.81         7/10/2044           3,453
     3,000   Banc of America Commercial Mortgage, Inc.          5.77         5/10/2045           3,249
     2,700   Banc of America Commercial Mortgage, Inc.          5.46         9/10/2045           2,902
     3,371   Banc of America Commercial Mortgage, Inc. (a)      6.14         9/10/2047           3,598
     2,000   BCRR Trust (a)                                     5.86         7/17/2040           2,351
       400   Bear Stearns Commercial Mortgage Securities,
               Inc.                                             5.46        12/11/2040             355
     2,000   Bear Stearns Commercial Mortgage Securities,
               Inc. (f)                                         5.21         2/11/2041           2,060
       900   Bear Stearns Commercial Mortgage Securities,
               Inc.                                             5.60        10/12/2041             860
     3,200   Bear Stearns Commercial Mortgage Securities,
               Inc. (f)                                         4.99         9/11/2042           3,290

================================================================================

11  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
$    4,000   Citigroup Commercial Mortgage Trust (f)           5.40%         7/15/2044      $    4,307
       900   Citigroup Commercial Mortgage Trust               5.74          3/15/2049             939
       800   Citigroup Commercial Mortgage Trust               5.48         10/15/2049             791
     3,000   Commercial Mortgage Loan Trust (f)                6.02         12/10/2049           3,312
     1,000   Commercial Mortgage Loan Trust                    5.54         12/11/2049           1,124
     1,000   Credit Suisse First Boston Mortgage Securities
               Corp. (a)                                       5.02          1/15/2037             977
        55   G-Force, LLC (a)                                  5.16         12/25/2039              55
     3,000   GE Capital Commercial Mortgage Corp. (f)          5.33          3/10/2044           2,990
     1,000   GE Capital Commercial Mortgage Corp.              5.33         11/10/2045             321
     1,900   GE Capital Commercial Mortgage Corp.              5.61         12/10/2049           1,918
     2,000   GMAC Commercial Mortgage Securities, Inc.         4.97         12/10/2041           1,790
       500   GMAC Commercial Mortgage Securities, Inc.         4.98         12/10/2041             337
     1,000   GMAC Commercial Mortgage Securities, Inc. (f)     4.81          5/10/2043             965
       850   GS Mortgage Securities Corp. II                   5.64          4/10/2038             837
     1,000   GS Mortgage Securities Corp. II                   5.82          8/10/2038             915
     1,000   GS Mortgage Securities Corp. II (f)               4.78          7/10/2039           1,037
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.99          9/12/2037           1,058
     4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.04         10/15/2042           4,673
     3,210   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (f)                            5.57          4/15/2043           3,165
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.33         12/15/2044           1,042
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.33         12/15/2044           1,071
       900   LB-UBS Commercial Mortgage Trust                  5.28          2/15/2041             886
     2,000   Merrill Lynch Mortgage Trust                      5.24         11/12/2037           2,136
     1,000   Merrill Lynch Mortgage Trust                      5.10          7/12/2038             721
     3,837   Merrill Lynch Mortgage Trust                      5.14          7/12/2038           4,011
       400   Merrill Lynch Mortgage Trust                      5.31          7/12/2038             248
     4,000   Merrill Lynch Mortgage Trust (f)                  5.67          5/12/2039           3,901
     2,500   Merrill Lynch Mortgage Trust                      5.01         10/12/2041           2,513
     1,000   ML-CFC Commercial Mortgage Trust                  5.42          8/12/2048           1,075
     1,500   ML-CFC Commercial Mortgage Trust                  6.16          8/12/2049           1,591
       460   ML-CFC Commercial Mortgage Trust                  5.86          9/12/2049             518
     2,000   Morgan Stanley Capital I, Inc.                    5.82          6/11/2042           2,073
       878   Morgan Stanley Capital I, Inc.                    5.15          8/13/2042             913
       723   Morgan Stanley Capital I, Inc.                    5.17          8/13/2042             734
       900   Morgan Stanley Capital I, Inc.                    5.47          3/12/2044             920
     3,000   Morgan Stanley Capital I, Inc.                    5.79          7/12/2044           3,287
     3,150   Wachovia Bank Commercial Mortgage Trust           5.92          5/15/2043           3,209
       900   Wachovia Bank Commercial Mortgage Trust           5.36         12/15/2044             893
                                                                                            ----------
                                                                                                86,376
                                                                                            ----------
             Total Financials                                                                   86,376
                                                                                            ----------
             Total Commercial Mortgage Securities (cost: $75,700)                               86,376
                                                                                            ----------
             U.S. TREASURY SECURITIES (8.9%)

             BONDS (4.5%)
     3,650   2.75%, 11/15/2042                                                                   3,398
     7,300   2.75%, 8/15/2042                                                                    6,805
    30,300   3.00%, 5/15/2042                                                                   29,812
       160   3.13%, 2/15/2043                                                                      161
                                                                                            ----------
                                                                                                40,176
                                                                                            ----------
             NOTES (4.4%)
     1,350   1.63%, 11/15/2022                                                                   1,322
     3,750   1.63%, 8/15/2022                                                                    3,690
    34,750   1.75%, 5/15/2022(f)                                                                34,723

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
$      190   2.00%, 2/15/2023                                                               $      192
                                                                                            ----------
                                                                                                39,927
                                                                                            ----------
             Total U.S. Treasury Securities (cost: $81,830)                                     80,103
                                                                                            ----------
             MUNICIPAL BONDS (0.0%)

             CASINOS & GAMING (0.0%)
       170   Seneca Nation of Indians Capital Improvements
                Auth.                                          6.75%        12/01/2013             170
                                                                                            ----------
             Total Municipal Bonds (cost: $170)                                                    170
                                                                                            ----------
             Total Bonds (cost: $379,612)                                                      410,084
                                                                                            ----------
             MONEY MARKET INSTRUMENTS (2.9%)

             COMMERCIAL PAPER (2.0%)

             CONSUMER DISCRETIONARY (0.6%)
             -----------------------------
             HOME IMPROVEMENT RETAIL (0.6%)
     5,409   Lowe's Companies., Inc.                           0.32          3/01/2013           5,409
                                                                                            ----------
             ENERGY (0.9%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     4,362   Apache Corp. (a),(i)                              0.32          3/04/2013           4,362
                                                                                            ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     3,043   Enbridge Energy Partners (a),(i)                  0.30          3/01/2013           3,043
                                                                                            ----------
             Total Energy                                                                        7,405
                                                                                            ----------
             UTILITIES (0.5%)
             ----------------
             GAS UTILITIES (0.5%)
     4,699   Atmos Energy Corp. (a),(i)                        0.26          3/05/2013           4,699
                                                                                            ----------
             Total Commercial Paper (cost: $17,513)                                             17,513
                                                                                            ----------

             MONEY MARKET FUNDS (0.9%)
 8,148,841   State Street Institutional Liquid Reserve Fund, 0.14%(j) (cost: $8,149)        $    8,149
                                                                                            ----------
             Total Money Market Instruments (cost: $25,662)                                     25,662
                                                                                            ----------

             TOTAL INVESTMENTS (COST: $836,077)                                             $  892,752
                                                                                            ==========

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
     5,900   Put - iShares MSCI EAFE Index expiring April 20, 2013 at 57                    $      540
       145   Put - Russell 2000 Index expiring April 20, 2013 at 900                               287
       100   Put - S&P 500 Index expiring March 16, 2013 at 1410                                    18
       200   Put - S&P 500 Index expiring March 16, 2013 at 1430                                    48
       500   Put - S&P 500 Index expiring March 16, 2013 at 1450                                   177

================================================================================

13  | USAA Cornerstone Moderate Fund

================================================================================

NUMBER                                                                                          MARKET
OF                                                                                               VALUE
CONTRACTS                                                                                        (000)
------------------------------------------------------------------------------------------------------
       100   Put - S&P 500 Index expiring March 16, 2013 at 1480                            $       68
                                                                                            ----------

             Total Purchased Options (cost: $2,132)                                         $    1,138
                                                                                            ==========

             WRITTEN OPTIONS (0.1%)
     (740)   Call - iShares MSCI EAFE Index expiring March 16, 2013 at 59                          (24)
   (1,480)   Call - iShares MSCI EAFE Index expiring March 16, 2013 at 60                          (12)
      (85)   Call - Russell 2000 Index expiring April 20, 2013 at 930                              (92)
     (235)   Call - S&P 500 Index expiring March 16, 2013 at 1510                                 (415)
   (5,900)   Put - iShares MSCI EAFE Index expiring April 20, 2013 at 53                          (165)
                                                                                            ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,021)                              $     (708)
                                                                                            ----------

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                               $     195,786     $          -    $          -     $    195,786
  Preferred Stocks                                        -           11,509           1,920           13,429
  Exchange-Traded Funds                              31,765                -               -           31,765
International Equity Securities:
  Common Stocks                                      17,842                -               -           17,842
  Preferred Stocks                                        -                -             375              375
  Exchange-Traded Funds                             176,173                -               -          176,173
Precious Metals and Commodity-Related
Securities:
  Gold                                                8,515              714               -            9,229
  Silver                                              2,160                -               -            2,160
  Exchange-Traded Funds                               5,357                -               -            5,357
Global Real Estate Equity Securities:
  Preferred Stocks                                    1,580            3,310               -            4,890
Bonds:
  Corporate Obligations                                   -          171,201               -          171,201
  Eurodollar and Yankee Obligations                       -           70,258               -           70,258
  Asset-Backed Securities                                 -            1,976               -            1,976
  Commercial Mortgage Securities                          -           86,376               -           86,376
  U.S. Treasury Securities                           80,103                -               -           80,103
  Municipal Bonds                                         -              170               -              170
Money Market Instruments:
  Commercial Paper                                        -           17,513               -           17,513
  Money Market Funds                                  8,149                -               -            8,149
Purchased Options                                     1,138                -               -            1,138
-------------------------------------------------------------------------------------------------------------
Total                                         $     528,568     $    363,027    $      2,295     $    893,890
-------------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                              TOTAL
-------------------------------------------------------------------------------------------------------------
Written Options                               $       (708)     $         -     $         -     $       (708)
-------------------------------------------------------------------------------------------------------------
Total                                         $       (708)     $         -     $         -     $       (708)
-------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments | 14

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                            COMMERCIAL
                                                            PREFERRED        CORPORATE        MORTGAGE
                                                               STOCKS      OBLIGATIONS      SECURITIES
------------------------------------------------------------------------------------------------------
Balance as of May 31, 2012                                     $2,205           $1,070            $834
Purchases                                                           -                -               -
Sales                                                               -                -               -
Transfers into Level 3                                              -                -               -
Transfers out of Level 3                                            -          (1,070)           (834)
Net realized gain (loss) on investments                             -                -               -
Change in net unrealized appreciation/depreciation of
investments                                                        90                -               -
------------------------------------------------------------------------------------------------------
Balance as of February 28, 2013                                $2,295               $-              $-
------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, common stock with a fair value of $612,000 was transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. A preferred stock with a fair value of $3,140,000 was also transferred from Level 1 to Level 2 as a result of a change in methodology being reported by pricing service at the beginning of the period. A corporate obligation with a fair value of $1,070,000 and a commercial mortgage security with a fair value of $834,000 were transferred from Level 3 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

15  | USAA Cornerstone Moderate Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

16  | USAA Cornerstone Moderate Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

17  | USAA Cornerstone Moderate Fund

================================================================================

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5, and commercial paper which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are

================================================================================

19  | USAA Cornerstone Moderate Fund

================================================================================

different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $74,266,000 and $18,585,000, respectively, resulting in net unrealized appreciation of $55,681,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $895,180,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.0% of net assets as February 28, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security was fair valued at February 28, 2013, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2013, was $375,000, which represented less than 0.1% of the Fund's net assets.
(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2013.
(f) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2013.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

21  | USAA Cornerstone Moderate Fund

================================================================================

(j) Rate represents the money market fund annualized seven-day yield at February 28, 2013.

*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  22

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    4/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    4/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    4/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.